                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


   1.  Name and address of issuer:  Minnesota Mutual Variable Universal Life
       Account
                         400 Robert Street North
                         St. Paul, Minnesota 55101

   2.  Name of each series or class of funds for which this notice is filed:
       Variable Life Insurance Policies

   3.  Investment Company Act File Number:  811-8830

       Securities Act File Number:  33-85496

   4.  Last day of fiscal year for which this notice is filed:  December 31,
       1996

   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:  Not applicable                          /  /

   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not applicable

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

   9.  Number and aggregate sale price of securities sold during the fiscal
       year:   678,612 units, $1,573,166

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 678,612 units, $1,573,166

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): None

   12. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $1,573,166
                                                   _____________________________

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +     -0-
                                                   _____________________________

   (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -275,116
                                                   _____________________________

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +     -0-
                                                   _____________________________

   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                  1,298,050
                                                  ______________________________

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x1/33 of 1%
                                                   _____________________________

   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                  $393
                                                   _____________________________
                                                   _____________________________


Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). /X/

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 25, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* Robert L. Senkler
                          ______________________________________________________
                          Robert L. Senkler


                          Chairman of the Board, President and Chief Executive
                          ______________________________________________________
                          Officer
                          _______



Date  February 26, 1997
      ___________________________

           * Please print the name and title of the signing officer below the signature.